Note 18 - Financial Instruments - Carrying Amounts and Fair Value of Financial Instruments (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Reported Value Measurement [Member]
Practicable to estimate fair value	¥ 5,780,340	¥ 3,944,397
Not practicable	2,144,574	2,004,344
Noncurrent refundable insurance policies (other assets)	211,526	155,727
Long-term borrowings	8,500,000
Long-term accounts payable (other noncurrent liabilities)	1,468,183
Estimate of Fair Value Measurement [Member]
Practicable to estimate fair value	5,780,340	3,944,397
Noncurrent refundable insurance policies (other assets)	211,526	¥ 155,727
Long-term borrowings	8,485,311
Long-term accounts payable (other noncurrent liabilities)	¥ 1,466,952